SCHEDULE OF INCOME TAX FROM CONTINUED OPERATIONS (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
DisclosureofIncomeTaxLineItems [Line Items]
Tax expense	$ 539,160	$ 1,807,943	$ 3,846,518	$ 2,759,558
Latam Logistic Properties SA [member]
DisclosureofIncomeTaxLineItems [Line Items]
Current income tax expense					$ 6,209,629	$ 1,044,399	$ 175,631
Deferred income tax (benefit) expense					(1,229,007)	1,192,108	8,581,072
Tax expense					$ 4,980,622	$ 2,236,507	$ 8,756,703